                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    /  /           (a)
            or fiscal year ending:  12/31/2001        (b)

Is this a transition report?   (Y/N):                                          N
                                                                             Y/N

Is this an amendment to a previous filing?   (Y/N):                            N
                                                                             Y/N

Those items or sub-items with a box "xZx" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: Separate Account L of The Manufacturers Life Insurance Company (U.S.A.) (formerly, Separate Account One of The Manufacturers Life Insurance Company of America)

   B. File Number:       811-3933

   C. Telephone Number: (617) 854-4300

2. A. Street:             73 Tremont Street

   B. City: Boston   C.  State: Massachusetts   D. Zip Code: 02108 Zip Ext. 3915

   E. Foreign Country:                             Foreign Postal Code:

3. Is this the first filing on this form by Registrant?(Y/N)                  N
                                                                            Y/N
4. Is this the last filing on this form by Registrant?(Y/N)                   N
                                                                            Y/N
5. Is Registrant a small business investment company (SBIC)?(Y/N)
   [If answer is "Y" (Yes), complete  only items 89 through 110.]           Y/N

6. Is Registrant a unit investment trust (UIT)?(Y/N)                          Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]           Y/N

7. A. Is Registrant a series or multiple portfolio company?(Y/N)
      [If answer is "N" (No), go to item 8.]                                Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period?

   For period ending    12/31/2001
   File number 811-     3933


116. Family of investment companies information:

     A.  xZx Is Registrant part of a family of investment companies?  (Y/N)

                                                                            Y/N
     B.  xZx Identify the family in 10 letters:

             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  xZx Is Registrant a separate account of an insurance company?  (Y/N)

                                                                            Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.  xZx Variable annuity contracts?  (Y/N)

                                                                            Y/N
     C.  xZx Schedule premium variable life contracts?  (Y/N)

                                                                            Y/N
     D.  xZx Flexible premium variable life contracts?  (Y/N)

                                                                            Y/N
     E. xZx Other types of insurance products registered under the Securities Act of 1933? (Y/N)

                                                                            Y/N
118. xZx State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. xZx State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. xZx State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted)

121. xZx State the number of series for which a current prospectus was in existence at the end of the period
                                                                              0

122. xZx State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

   For period ending    12/31/2001
   File number 811-     3933

123. xZx  State the total value of the additional units considered
           in answering item 122 ($000's omitted)                        $

124. xZx  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent
           series) ($000's omitted)                                      $

125. xZx  State the total dollar amount of sales loads collected
            (before reallowances to other  brokers or dealers) by
            Registrant's principal underwriter and any underwriter
            which is an affiliated person of the principal
            underwriter during the current period solely from the sale
            of units of all series of Registrant ($000's omitted)        $    2

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations
            in Registrant's units (include the sales loads, if any,
            collected on units of a prior series placed in the portfolio
            of a subsequent series). ($000's omitted)                    $    0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                    Number          Total       Total Income
                                                    of             Assets       Distributions
                                                    Series         ($000's         ($000's
                                                    Investing     omitted)        omitted)
A    U.S. Treasury direct issue                                   $              $
B    U.S. Government agency                                       $              $
C    State and municipal tax-free                                 $              $
D    Public utility debt                                          $              $
E    Broker or dealers debt or debt of brokers'                   $              $
     or dealers' parent
F    All other corporate intermed. & long-term                    $              $
     debt
G    All other corporate short-term debt                          $              $
H    Equity securities or brokers or dealers or                   $              $
     parents of brokers or dealers
I    Investment company equity securities                         $              $
J    All other equity securities                     1            $1,071         $49
K    Other securities                                             $              $
L    Total assets of all series of Registrant                     $1,071

   For period ending    12/31/2001
   File number 811-     3933

128. xZx  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the insurer? (Y/N)

                                                                            Y/N
            [If answer is "N" (No), go to item 131.]

129. xZx  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

                                                                            Y/N
            [If answer is "N" (No), go to item 131.]

130. xZx  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

                                                                            Y/N

131. Total expenses incurred by all series of Registrants during the current reporting period ($000's omitted)
                                                                             $1

132. xZx List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-   3933     811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-
         811-            811-           811-           811-            811-

   For period ending    12/31/2001
   File number 811-     3933



         This report is signed on behalf of the registrant in the City of Toronto, Canada on the 28th day of February, 2002.

         THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)



         /s/ DENIS TURNER
         By:
         Denis Turner
         Vice President and Treasurer



         /s/ JAMES D. GALLAGHER
         Witness:
         James D. Gallagher
         Vice President, Secretary
         and General Counsel